EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Thousands				12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010 Oil and Gas Properties	Sep. 30, 2011 Oil and Gas Properties
Summary of changes in the fair value of the plan's Level 3 assets
Fair value of plan assets at beginning of year	$ 67,284	$ 61,388	$ 57,181	$ 435	$ 275
Unrealized losses relating to property still held at the reporting date				(160)
Fair value of plan assets at end of year	$ 67,284	$ 61,388	$ 57,181	$ 275	$ 275